Cover	Jun. 13, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2025
Entity File Number	001-41361
Entity Registrant Name	AIMFINITY INVESTMENT CORP. I
Entity Central Index Key	0001903464
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	221 W 9th St
Entity Address, Address Line Two	PMB 235
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	425
Local Phone Number	365-2933
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one New Unit and one Class 1 redeemable warrant, each exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Units, consisting of one New Unit and one Class 1 redeemable warrant
Trading Symbol	AIMUF
Security Exchange Name	NONE
New Units, consisting of one Class A ordinary share and one-half of one Class 2 redeemable warrant, each full exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	New Units, consisting of one Class A ordinary share and one-half of one Class 2 redeemable warrant
Trading Symbol	AIMTF
Security Exchange Name	NONE
Class 1 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Class 1 redeemable warrants
Trading Symbol	AIMWF
Security Exchange Name	NONE